Related Party Transactions and Balances - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Interest rate percentage	4.60%	4.60%
Due from related parties, current	¥ 31,739,731	$ 4,559,127	¥ 228,600
GTI
Related Party Transaction [Line Items]
Long term, maturity period	1 year
Interest rate percentage	4.35%	4.35%
Due from related parties, current	¥ 8,424,629	$ 1,210,122
Aotao
Related Party Transaction [Line Items]
Long term, maturity period	1 year
Interest rate percentage	4.35%	4.35%
Yibon
Related Party Transaction [Line Items]
Due from related parties, current	¥ 722,114	$ 103,725